RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 8:-       RELATED PARTY BALANCES AND TRANSACTIONS

The Company provides research and development services to one of its affiliates, Neviah Genomics, in consideration for pre-scheduled determined fees. During the six-months periods ended June 30, 2014 and June 30, 2013, the Company recognized $ 142 and $ 184 in revenues, respectively, from such agreement.